Significant Accounting Policies (Tables)	12 Months Ended
May. 31, 2015
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2014	2015
	US$	US$
Beginning balance	182	265
Charge during the year	254	676
Written-off	(171)	(140)

Ending balance	265	801

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Estimated Economic Lives of Intangible Assets	The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75-2.2 year
Favorable lease	8.7 year

Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2014 and 2015, respectively, the available-for sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2014
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investments - available for sale securities
Alo7.com Ltd. (“Alo 7.com) (Note 13)		4,207		4,207
Tarena International (“Tarena”) (Note 13)	13,455			13,455

Total	13,455	4,207	—	17,662

	May 31, 2015
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:

Long term investments - available for sale securities
Tarena (Note 13)	16,950			16,950
Alo7.com (Note 13)		27,935		27,935
Juesheng.com (Note 13)		7,440		7,440
ROBOROBO (Note 13)		4,356		4,356
Golden Finance (Note 13)		3,398		3,398
Kouyu100 (Note 13)		3,472		3,472
Other investments		3,556		3,556

Total	16,950	50,157	—	67,107